Employees' Retirement Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for Defined benefit pension plan	¥ 208,538	¥ 196,512
Total recognized in net periodic pension cost and "Accumulated other comprehensive income (loss)"	15,403	14,498	16,131
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies	267	282
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies, Percentage	0.30%	0.30%
Expected contribution to Defined benefit pension plans	3,494
Employer contributions	5,323	5,254
Domestic | Bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	53.00%
Domestic | Stock
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	13.00%
Foreign | Bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	10.00%
Foreign | Stock
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	10.00%
Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	14.00%
Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	1,704
Unrecognized transition obligation expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	123
Prior service cost expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	(1,898)
National Plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	16,044	15,414	14,703
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for Defined benefit pension plan	90,670	81,826
Total recognized in net periodic pension cost and "Accumulated other comprehensive income (loss)"	8,461	5,594	10,149
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies	4,473	4,727
Defined benefit pension plan, securities owned including stock of NTT and NTT group companies, Percentage	0.50%	0.50%
Expected contribution to Defined benefit pension plans	825
Employer contributions	841	834
Percentage of employees covered by NTT CDBP	11.40%	11.40%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Domestic | Bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	47.70%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Domestic | Stock
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	20.90%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Foreign | Bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	10.00%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Foreign | Stock
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	14.40%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets	7.00%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	1,288
Prior service cost expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	¥ (356)